Redeemable Preferred Shares (Narrative) (Details) - CNY (¥) ¥ in Thousands	Nov. 18, 2011	Apr. 08, 2011	Jun. 25, 2010
Series A-1 Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible Redeemable Preferred Shares, shares			14,474,377
Convertible Redeemable Preferred Shares			¥ 3,101
Series A-2 Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible Redeemable Preferred Shares, shares		26,000,000
Convertible Redeemable Preferred Shares		¥ 42,515
Series B Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible Redeemable Preferred Shares, shares	5,571,428
Convertible Redeemable Preferred Shares	¥ 38,106